Trade and other receivables (Tables)	6 Months Ended
Dec. 31, 2023
Trade and other receivables
Schedule of trade and other receivables

				As at
		As at June 30,		December 31,
	Note	2022	2023	2023
		RMB’000	RMB’000	RMB’000
Non-current
Trade receivables		—	—	18,045
Less:loss allowance	29(a)	—	—	(433)
Trade receivables,net of loss allowance (iii)		—	—	17,612
Amounts due from related parties	32(c)	—	10,647	10,760
Deposits		10,000	41,834	81,153
Value-added tax (“VAT”) recoverable		18,274	22,160	26,271
		28,274	74,641	135,796

Current
Trade receivables		375,798	394,727	504,938
Less: loss allowance	29(a)	(85,117)	(88,764)	(78,001)

Trade receivables, net of loss allowance		290,681	305,963	426,937
Amounts due from related parties	32(c)	5,105	5,602	27,836
Miscellaneous expenses paid on behalf of franchisees		246,097	265,335	336,497
VAT recoverable		182,906	270,298	251,162
Rental deposits		101,124	86,600	98,141
Receivables due from on-line payment platforms and banks (i)		26,806	34,726	103,406
Prepayments for inventories		52,476	49,631	51,084
Prepayments for licensing expenses		35,223	40,934	43,996
Prepayments for listing expenses relating to Hong Kong public offering		58,560	—	—
Prepayments for promotion and advertising expenses		9,302	17,374	11,577
Prepayments for repurchase of shares		3,375	3,693	87,324
Others		44,543	70,000	80,397
		1,056,198	1,150,156	1,518,357

Notes:

(i)	Receivables due from on-line payment platforms and banks mainly represented the proceeds of online sales through e-commerce platforms collected by and retained in third-party online payment platforms. Withdrawal of the balances retained in online payment platforms could be made anytime upon the Group’s instructions. The amounts also included those due from banks for offline sales made through customer credit/debit cards and other online payment platforms that require overnight processing by the collection banks.
(ii)	All of trade and other receivables classified as current portion are expected to be recovered or recognized as expense within one year.
(iii)	Trade receivables relating to certain sales of fixtures to franchisees are collected by installments within the periods ranging from 32 to 36 months and the portion which is expected to be recovered after one year are classified as non - current. All other trade debtors are due within 20 to 180 days from the date of revenue recognition for domestic and overseas customers respectively. Further details on the Group’s credit policy and credit risk arising from trade debtors are set out in Note 29(a).